SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate			$ 2,808,000	$ (10,983,000)
Share-based compensation and shares for services
Debt discount amortization			3,250,000	860,000
Related party accruals			(94,000)	226,000
Stock options				(145,000)
Interest expense			132,000	79,000
Depreciation			20,000	(18,000)
Inventory reserve			(107,000)	26,000
Interest deferral				(5,000)
Acquisition costs			24,000	260,000
Accrued legal				(76,000)
Loss on sale of capital assets				8,713,000
Accrued payroll
Change in fair value of derivatives			(1,603,000)	481,000
Other			(274,000)	40,000
Valuation allowance			1,460,000	542,000
Total income tax provision
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit) based on book income (loss) at Israeli statutory rate			(54,000)	(54,000)
Valuation allowance			54,000	54,000
Total income tax provision